Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Income (loss) before income taxes:	1,274,496	1,268,662	1,473,726

Income tax expenses

Current	304,881	271,045	292,287

Deferred	(42,158)	17,123	21,552

Total income tax expense	262,723	288,168	313,839

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2023	2024	2025

Statutory tax rate	31.5%	31.5%	31.5%

Non-deductible expenses	0.2	0.3	0.3

Income tax credits	(3.0)	(3.3)	(1.4)

Change in statutory tax rate	(0.1)	0.1	1.3

Change in unrecognized deferred tax assets	(1.0)	(2.1)	(5.2)

Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and affiliates	1.5	0.9	0.4

Lower tax rate applied to life and non-life insurance business in Japan	(0.9)	(0.4)	(0.3)

Foreign income tax differential	(6.0)	(4.9)	(5.9)

Recording or reversal of liabilities for uncertain tax positions	(0.3)	0.1	0.1

Controlled Foreign Company taxation in Japan	(2.0)	0.0	0.1

Other	0.7	0.5	0.4

Effective income tax rate	20.6%	22.7%	21.3%

Schedules of deferred tax assets and liabilities by major cause of their occurrence
The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2024
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	81,088	(11,765)	-	460	-	7,758	77,541
Defined benefit liabilities	67,135	16,287	(11,350)	-	(613)	4,088	75,547
Amortization including content assets	2,217	14,293	-	-	-	3,109	19,619
Lease liabilities	118,847	17,154	-	-	-	(271)	135,730
Warranty reserves and accrued expenses	149,982	7,918	-	-	-	9,502	167,402
Inventories	44,723	2,892	-	-	-	1,192	48,807
Depreciation	40,052	(663)	-	-	-	2,214	41,603
Equity securities measured at FVPL	-	-	17,230	-	-	2,010	19,240
Debt securities measured at FVOCI	27,581	74,703	273,954	-	-	6,289	382,527
Tax credit carryforwards	36,224	11,698	-	2,991	-	6,733	57,646
Loss allowances	6,150	3,525	-	-	-	1,066	10,741
Impairment of investments	6,052	2,279	-	-	-	(551)	7,780
Deferred revenue	53,440	(11,697)	-	-	-	6,711	48,454
Other	224,572	47,828	(598)	(7,352)	(1,005)	25,836	289,281

Total deferred tax assets	858,063	174,452	279,236	(3,901)	(1,618)	75,686	1,381,918

Deferred tax liabilities:
Insurance contract liabilities	(203,719)	(79,827)	(219,099)	-	-	2,936	(499,709)
Right-of-use assets	(96,069)	(16,775)	-	-	-	(396)	(113,240)
Equity securities measured at FVOCI	(4,377)	4,389	(206)	-	-	194	-
Equity securities measured at FVPL	(24,567)	(24,753)	-	-	-	(3,014)	(52,334)
Intangible assets acquired through stock exchange offerings	(23,949)	-	-	-	-	-	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(105,956)	3,466	-	-	-	(14,501)	(116,991)
Undistributed earnings of foreign subsidiaries and affiliates	(69,590)	(6,856)	-	-	-	(8,505)	(84,951)
Investment in M3, Inc.	(47,338)	(5,287)	-	-	-	-	(52,625)
Other	(7,012)	(65,932)	19	(5,295)	(20)	(26,753)	(104,993)

Total deferred tax liabilities	(582,577)	(191,575)	(219,286)	(5,295)	(20)	(50,039)	(1,048,792)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2025
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance

Deferred tax assets:
Operating loss carryforwards for tax purposes	77,541	2,270	(2)	567	-	1,015	81,391
Defined benefit liabilities	75,547	(475)	(4,550)	-	-	(7,549)	62,973
Amortization including content assets	19,619	8,903	-	-	-	(450)	28,072
Lease liabilities	135,730	10,457	-	-	-	(10,913)	135,274
Warranty reserves and accrued expenses	167,402	11,737	-	3	-	(4,370)	174,772
Inventories	48,807	(3,504)	-	-	-	1,174	46,477
Depreciation	41,603	(477)	-	-	-	(2,232)	38,894
Equity securities measured at FVPL	19,240	(9,781)	4,076	-	-	(669)	12,866
Debt securities measured at FVOCI	382,527	4,309	289,625	-	-	(100,198)	576,263
Tax credit carryforwards	57,646	4,219	-	57	-	(325)	61,597
Loss allowances	10,741	152	-	-	-	1,110	12,003
Impairment of investments	7,780	51,863	-	-	-	(5,435)	54,208
Deferred revenue	48,454	24,147	-	-	-	(1)	72,600
Other	289,281	68,523	656	523	3,125	114,347	476,455

Total deferred tax assets	1,381,918	172,343	289,805	1,150	3,125	(14,496)	1,833,845

Deferred tax liabilities:
Insurance contract liabilities	(499,709)	(67,854)	(219,798)	-	-	67,524	(719,837)
Right-of-use assets	(113,240)	(8,529)	-	-	-	1,239	(120,530)
Equity securities measured at FVPL	(52,334)	(48,477)	-	-	-	660	(100,151)
Intangible assets acquired through stock exchange offerings	(23,949)	-	-	-	-	-	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(116,991)	2,252	-	-	-	1,215	(113,524)
Undistributed earnings of foreign subsidiaries and affiliates	(84,951)	(16,303)	19	-	-	2,009	(99,226)
Investment in M3, Inc.	(52,625)	(4,346)	-	-	-	-	(56,971)
Other	(104,993)	(50,638)	376	(4,702)	7	(55,651)	(215,601)

Total deferred tax liabilities	(1,048,792)	(193,895)	(219,403)	(4,702)	7	16,996	(1,449,789)

*	Other includes exchange differences on translating foreign operations and others.

Disclosure of detailed information about temporary difference unused tax losses and unused tax credits [Text Block]
As of March 31, 2024 and 2025, the deductible temporary differences, operating loss carryforwards and tax credit carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Deductible temporary differences	134,602	131,442
Operating loss carryforwards	1,424,553	1,465,002
Tax credit carryforwards	16,869	12,139

Disclosure of detailed information about expiration period of operating loss carryforward
As of March 31, 2024 and 2025, the expected expiration period of the operating loss carryforwards for which no deferred tax asset is recognized are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Within 5 years	494,989	362,529
Over 5 years to 10 years	274,044	459,335
Over 10 years to 15 years	28,601	31,198
Over 15 years	15,592	16,575
No expiration period	611,327	595,365

Total	1,424,553	1,465,002